CSMC 2021-NQM8 Trust ABS-15G

Exhibit 99.45

December 1, 2021

Due Diligence Narrative Report for:

CSMC 2021-NQM8

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

TABLE OF CONTENTS

Contact Information

3

Overview

4

Scope

4

Summary of Results

4-5

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

Client Services Management

➢	Gerald French Jr.

Senior Vice President

801-594-6001

Jerry.French@rrrmg.com

➢	Sioux Johnstone

Vice President

801-293-3826

Sioux.Johnstone@rrrmg.com

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

OVERVIEW

In July 2021, Credit Suisse (“CS”) engaged Residential RealEstate Review Management Inc. (“RRRM”) to conduct a review of 92 mortgage loans. The Due Diligence for these loans took place in August 2021. The review consisted of:

REVIEW TYPE	#FILES
Pay History Review	92
Servicer Comment History Review	92
Title/Tax/Lien Review	20

SCOPE OF WORK

The scope of work performed by RRRM for each of the above categories is described below:

PAY HISTORY REVIEW

RRRM reviewed up to 36 months of cash flow history to capture the posted monthly P & I payments and due dates at each month end.

SERVICER COMMENT HISTORY REVIEW

RRRM reviewed the servicer comment history to summarize servicing activity included in the notes such as borrower contact, loss mitigation activity (modifications, short sales, repayment plans etc.), foreclosure/bankruptcy activity and/or potential adverse title or property conditions.

TITLE/TAX/LIEN REVIEW

RRRM engaged Stewart Title to provide title search reports in order to confirm the mortgage lien position, current title vesting and identify potential tax and other lien issues. In reviewing these reports, the following information was analyzed:

  Address Variation
  Applicant in Title
  No Open Mortgage
  Delinquent/Unpaid Taxes
  Other Priority Liens
  HOA/Muni Liens
  Federal/State Tax Liens
  Whether subject mortgage was in 1st Lien Position
  Whether Subject mortgage has been foreclosed
  Potential Assignment Chain issues
  Whether mortgage was in a Super Lien State

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

Summary of Results

PAY HISTORY REVIEW

RRRM reviewed 92 mortgage loans to capture the posted payment data and reported it to our client in the “CSMC 2021-NQM8 CASHFLOW R 11302021.xlsx” file.

The results of this review are:

  Per MBA methodology, 88 loans were current as of 6/30/2021, and four (4) loans were 30 or more days delinquent as of 6/30/2021.

SERVICER COMMENT HISTORY REVIEW

RRRM reviewed 92 loans and reported any pertinent information based on comment history in “CSMC 2021-NQM8 CH R 11302021.xlsx”.

TITLE/TAX/LIEN REVIEW

RRRM reviewed the title information on 20 mortgage loans and reported to our client in “CSMC 2021- NQM8 Title Review R_11302021.xlsx” the following potential exceptions:

•	0 loans had address variations
•	2 loans showed applicant was not on title
•	0 loans showed no mortgage found
•	2 loans had delinquent or unpaid taxes
•	0 loans had liens other than HOA or municipal prior to mortgage
•	1 loan had municipal liens
•	1 loan had HOA liens
•	1 loan had federal tax liens
•	1 loan had state tax liens
•	1 loan showed mortgage not found in first lien position
•	0 loans showed mortgage as being foreclosed
•	0 loans had potential assignment chain issues
•	7 loans in a super lien state

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com